Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Redeemable Non-controlling Interests
Mezzanine adjustment recognized	$ 0	$ 0
Compensation costs recognized	111,713,000	87,996,000	$ 67,105,000
Redeemable non-controlling interest increased	1,368,000	3,215,000
Redeemable non-controlling interest decreased	$ 4,274,000
JM Tech
Redeemable Non-controlling Interests
Term for employment required by founders to be entitled to their proportionate share in existing and future retained earnings	2 years
Compensation costs recognized		23,200,000
Redeemable non-controlling interest increased		$ 20,000,000.0
Amount of accumulated compensation costs reversed	$ 36,200,000
Redeemable non-controlling interest decreased	31,900,000
Reduction in non-controlling interest	$ 4,300,000